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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 6, 2015

VIA EDGAR
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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  MetLife Insurance Company USA
     MetLife of CT Fund UL III for Variable Life Insurance
     File Nos. 333-94779 and 811-09215
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for the Corporate Owned Variable Universal Life Insurance 2000 and the Corporate Owned Variable Universal Life Insurance III Policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and SAI for those products contained in the Post-Effective Amendment No. 19 for the Account filed with the Commission on April 10, 2015.

Please call the undersigned at (617) 578-2053 with any questions.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company